CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 726	$ 1,824	$ 909
Accounts receivable		500	5
Prepaid expenses and other current assets	$ 83	192	128
Total current assets	809	2,516	1,042
Intangible assets	6,700	6,700	6,700
Other Assets	45
Total assets	7,554	9,216	7,742
Current liabilities:
Accounts payable	502	687	1,614
Accrued payroll and employee benefits	271	183	1,505
Accrued interest			147
Other accrued liabilities	1,349	1,072	1,315
Accrued restructuring			12
Notes payable			1,615
Other debt			8
Total current liabilities	2,122	1,942	6,216
Fair value liability for price adjustable warrants	$ 5,582	9,225	5,226
Fair value of stock to be issued to settle liabilities		75	1,019
Deferred tax liabilities	$ 2,345	2,345	2,345
Total liabilities	$ 10,049	$ 13,587	$ 14,806
Commitments and contingencies
Stockholders' deficit:
Common stock, $0.006 par value; 180,000,000 shares authorized, 16,937,661 and 25,523,216 shares issued and outstanding at December 31, 2013, 25,523,216 and 26,451,237 shares issued and outstanding at December 31, 2014 and June 30, 2015, respectively	$ 159	$ 153	$ 102
Additional paid-in capital	333,816	333,264	324,145
Accumulated deficit	(336,470)	(337,788)	(331,311)
Total stockholders' deficit	(2,495)	(4,371)	(7,064)
Total liabilities and stockholders' deficit	$ 7,554	$ 9,216	$ 7,742
Series C Preferred Stock
Stockholders' deficit:
Preferred stock, $.01 par value; 100,000 shares authorized, 0 and 1,200 shares of Series C convertible preferred stock issued and outstanding at December 31, 2013, Series C convertible preferred stock, $.01 par value; 100,000 shares authorized, 1,200 and 1,110 shares issued and outstanding at December 31, 2014 and June 30, 2015, respectively (preference in liquidation of $5,550,000 at June 30, 2015)